Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of amortization methods and estimated useful lives of the respective intangible assets
Category	Amortization Method	Estimated Useful Life
Self-developed communications platform	Straight-line method	5 years
Intangible assets arising from business combination
Distribution channel	Accelerated method	10 years
Technology	Straight-line method	10 years
Other	Straight-line method	5 years

Category	Amortization Method	Estimated Useful Life
Capitalized software development costs	N/A	N/A
Intangible assets arising from business combination
Distribution channel	Accelerated method	10 years
Technology	Straight-line method	10 years
Other	Straight-line method	5 years

Schedule of disaggregation of revenue
	For the Six Months Ended December 31,
	2022	2021
SaaS/PaaS services:
Real-time engagement services	$10,666,936	$7,737,868
SMS services	8,494,634	7,436,556
Subtotal	19,161,570	15,174,424
Cloud related services
Customized platform development services	9,517,395	777,485
Software license and other cloud related services	1,630,803	1,470,613
Subtotal	11,148,198	2,248,098
AI solution services	10,583,067	13,505,219
Total revenues	$40,892,835	$30,927,741
	For the Six Months Ended December 31,
	2022	2021
Services transferred over time	$16,120,275	$12,990,698
Services transferred at a point in time	11,148,198	4,957,011
Goods transferred at a point in time	13,624,362	12,980,032
Total revenues	$40,892,835	$30,927,741

	For the Years Ended June 30,
	2022	2021	2020
SaaS/PaaS services:
Real-time engagement services	$14,841,071	$15,344,241	$21,387,895
SMS services	16,429,769	5,959,759	—
Subtotal	31,270,840	21,304,000	21,387,895
Cloud related services
Customized platform development services	10,284,571	—	—
Software license and other cloud related services	1,912,252	2,657,900	1,143,360
Subtotal	12,196,823	2,657,900	1,143,360
AI solution services	25,132,715	17,487,520	838,037
Total revenues	$68,600,378	$41,449,420	$23,369,292
	For the Years Ended June 30,
	2022	2021	2020
Services transferred over time	$27,955,419	$18,217,045	$20,303,971
Services transferred at a point in time	11,956,134	2,387,548	1,050,535
Goods transferred at a point in time	28,688,825	20,844,827	2,014,786
Total revenues	$68,600,378	$41,449,420	$23,369,292

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	December 31, 2022	June 30, 2022
Period-end spot rate	$6.8972	$6.6981
	For the Six Months Ended December 31,
	2022	2021
Average rate	$6.9789	$6.4316

	As of June 30,
	2022	2021	2020
Year-end spot rate	6.6981	6.4566	7.0651
	For the Year Ended June 30,
	2022	2021	2020
Average rate	6.4554	6.6221	7.0309